BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Condensed Consolidated Balance Sheets
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000	1,000
Common stock, shares issued	1	1
Common shares outstanding	1	1